Investment Contract with Insurance Company - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive group annuity contract, description	In 2006, the Plan entered into a fully benefit-responsive group annuity contract with PRIAC, an indirect wholly owned subsidiary of Prudential Financial, Inc., by investing in the PRIAC Guaranteed Income Fund. PRIAC maintains the contributions in its general account. PRIAC was acquired by Empower Annuity Insurance Company ("EAIC") in April of 2022. The account is credited with contributions on the underlying investments and charged for participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investments at contract value. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses.
Reserves against contract value for credit risk	$ 0
Fully benefit-responsive group annuity contract, termination description	The termination of the contract occurred on January 13, 2026 and the remaining funds were transferred to existing investment options. There will be no impairments or other restrictions with respect to the termination of the contract.
Impairments with respect to termination of contract	$ 0
Additional contributions payable	$ 0
Minimum
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Percentage of crediting interest rate of contract	1.50%